25. NET SALES (Tables)	12 Months Ended
Dec. 31, 2020
Net Sales
Schedule of net sales

	12.31.20	12.31.19	12.31.18
Gross sales
Brazil	26,017,981	21,645,253	20,659,378
International	18,514,099	16,191,795	14,012,629
Other segments	1,378,344	1,167,463	941,360
	45,910,424	39,004,511	35,613,367

Sales deductions
Brazil	(5,032,862)	(4,155,774)	(4,366,842)
International	(1,273,905)	(1,292,401)	(943,958)
Other segments	(133,957)	(109,356)	(114,146)
	(6,440,724)	(5,557,531)	(5,424,946)

Net sales
Brazil	20,985,119	17,489,479	16,292,536
International	17,240,194	14,899,394	13,068,671
Other segments	1,244,387	1,058,107	827,214
	39,469,700	33,446,980	30,188,421